Shareholder Fees {- Fidelity Growth Company K6 Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Growth Company K6 Fund PRO-03 | Fidelity Growth Company K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none